Leases - Balance sheet shows the following amounts relating to lease liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Long term lease liabilities	£ 793	£ 846	£ 947
Current lease liabilities	£ 175	175	219
Total lease liabilities		£ 1,021	£ 1,166	£ 673